Return Stacked Bonds & Managed Futures ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

	Shares	Value
Exchange Traded Funds - 50.0%
iShares Core U.S. Aggregate Bond ETF	75,749	7,571,870
Total Exchange Traded Funds
(Cost $7,458,137)		7,571,870

Short-Term Investments - 34.8%
Money Market Funds - 34.8%
First American Government Obligations Fund, Class X, 4.725% (1)	5,276,773	5,276,773
Total Short-Term Investments
(Cost $5,276,773)		5,276,773

Total Investments in Securities - 84.8%
(Cost $12,734,910)		12,848,643
Other Assets in Excess of Liabilities - 15.2%		2,300,830
Total Net Assets - 100.0%		$15,149,473

(1)	The rate shown is the annualized seven-day effective yield as of April 30, 2023.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS at April 30, 2023 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & CFC had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
Nymex RBOB Futures (5/31/2023) (1)	1	$805,316	$(5,676)	$799,640
NIKKEI 225 Futures (6/8/2023)	3	430,379	5,896	436,275
S&P TSX 60 Futures (6/15/2023)	2	367,632	576	368,208
BP Currency Futures (6/16/2023)	15	1,169,919	9,362	1,179,281
DAX Index Futures (6/16/2023)	2	878,469	5,942	884,411
Euro Currency Futures (6/16/2023)	48	6,583,390	45,710	6,629,100
Euro Stoxx 50 Futures (6/16/2023)	23	1,099,076	(2,145)	1,096,931
FTSE 100 IDX Futures (6/16/2023)	24	2,383,324	(11,559)	2,371,765
NASDAQ 100 E-Mini Futures (6/16/2023)	2	526,218	6,592	532,810
S&P 500 Emini Futures (6/16/2023)	1	207,421	2,004	209,425
Ultra Long-Term U.S. Treasury Bond Futures (6/21/2023)	27	3,530,672	24,047	3,554,719
Comex Gold Futures (6/28/2023) (1)	4	107,033	(769)	106,264
5-Year U.S. Treasury Note Futuers (6/30/2023)	47	5,154,928	2,955	5,157,883
Comex Silver Futures (7/5/2023) (1)	5	625,271	5,379	630,650
		$23,869,048	$88,314	$23,957,362

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
Nymex Crude Oil Futures (5/22/2023) (1)	3	(228,453)	(1,887)	(230,340)
Nymex Natural Gas Futures (5/26/2023) (1)	13	(303,502)	(9,798)	(313,300)
IFEU Brent Futures (5/31/2023) (1)	1	$(78,432)	$(1,898)	$(80,330)
Euro Bund Futures (6/8/2023)	14	(2,074,962)	(20,247)	(2,095,209)
IFEU Gasoil Futures (6/12/2023) (1)	2	(140,708)	1,808	(138,900)
AUD USD Currency Futures (6/16/2023)	14	(926,581)	(1,409)	(927,990)
Japanese Yen Currency Futures (6/16/2023)	14	(1,311,965)	17,928	(1,294,037)
C$ Currency Futures (6/20/2023)	16	(1,189,293)	6,173	(1,183,120)
10-Year U.S. Treasury Note Futuers (6/21/2023)	15	(1,725,812)	(2,235)	(1,728,047)
Long Gilt Futures (6/28/2023)	3	(385,185)	2,611	(382,574)
2-Year U.S. Treasury Note Futuers (6/30/2023)	34	(7,006,771)	(2,807)	(7,009,578)
		$(2,294,102)	$(20,337)	$(2,314,439)

(1) All or a portion of the investment is a holding of Return Stacked Cayman Subsidiary

Summary of Fair Value Exposure at April 30, 2023 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF ( the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of April 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,571,870	-	$-	$7,571,870
Short-Term Investments	5,276,773	-	-	5,276,773
Total Investments in Securities	$12,848,643	$–	$–	$12,848,643

Other Financial Instruments (1)
Long Futures Contracts	$88,314	$-	$-	$88,314
Short Futures Contracts	(20,337)	-	-	(20,337)
Total Futures Contracts	$67,977	$–	$–	$67,977

(1) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.